Variable Interest Entity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity

Note 3. Variable Interest Entity

The condensed consolidated financial statements include Aurea Alas Limited, which is a variable interest entity of which we are the primary beneficiary, and on August 26, 2020, the Company entered into a licensing agreement with Aurea. Aurea is a limited company organized in the Isle of Man, which entered into a license agreement with a third-party vendor, whereby they licensed the rights to use certain available radio frequency spectrum for satellite communications. The Company is responsible for 100% of the operations of Aurea and derives 100% of the net profits or losses derived from the business operations. The assets, liabilities and the operations of Aurea from the date of inception (July 20, 2020), are included in the Company’s condensed consolidated financial statements.

Through a declaration of trust, 100% of the voting rights of Aurea’s shareholders have been transferred to the Company so that the Company has effective control over Aurea and has the power to direct the activities of Aurea that most significantly impact its economic performance. There are no restrictions on the consolidated VIE’s assets and on the settlement of its liabilities and all carrying amounts of VIE’s assets and liabilities are consolidated with the Company’s financial statements.

If facts and circumstances change such that the conclusion to consolidate the VIE has changed, the Company shall disclose the primary factors that caused the change and the effect on the Company’s financial statements in the periods when the change occurs.

As of September 30, 2022 and December 31, 2021, Aurea’s assets and liabilities are as follows;

	September 30,	December 31,
	2022	2021
Assets
Cash	$62,713	$67,754
Prepaid and other current assets	6,656	10,585
	$69,369	$78,339

Liability
Accounts payable and other current liabilities	$22,141	$63,091

For the nine months ended September 30, 2022 and 2021, Aurea’s net loss was $103,021 and $58,692, respectively.

Note 3. Variable Interest Entity

The consolidated financial statements include Aurea Alas Limited, which is a variable interest entity of which we are the primary beneficiary, and on August 26, 2020, the Company entered into a licensing agreement with Aurea. Aurea is a Limited company organized in the Isle of Man, which entered into a license agreement with a third party vendor, whereby they licensed the rights to use certain available radio frequency spectrum for satellite communications. The Company is responsible for 100% of the operations of Aurea and derives 100% of the net profits or losses derived from the business operations. The assets, liabilities and the operations of Aurea from the date of inception (July 20, 2020), were included in the Company’s consolidated financial statements.

Through a declaration of trust, 100% of the voting rights of Aurea’s shareholders have been transferred to the Company so that the Company has effective control over Aurea and has the power to direct the activities of Aurea that most significantly impact its economic performance. There are no restrictions on the consolidated VIE’s assets and on the settlement of its liabilities and all carrying amounts of VIE’s assets and liabilities are consolidated with the Company’s financial statements.

If facts and circumstances change such that the conclusion to consolidate the VIE has changed, the Company shall disclose the primary factors that caused the change and the effect on the Company’s financial statements in the periods when the change occurs.

As of December 31, 2021 and 2020, Aurea’s assets and liabilities are as follows:

	December 31,	December 31,
	2021	2020
Assets
Cash	$67,754	$6,348
Prepaid and other current assets	10,585	4,593
	$78,339	$10,941

Liability
Accounts payable and other current liabilities	$63,091	$6,559

For the year ended December 31, 2021 and the period from inception (July 20, 2020) through December 31, 2020, Aurea’s net loss was $40,592 and $9,726, respectively.